Accrued Compensation and Other Employee Related Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued commissions	$ 6,840	$ 6,609	$ 3,548
Accrued bonuses	4,495	3,443	1,627
Accrued vacation	4,045	2,220	1,100
Other accrued compensation and employee related benefits	1,848	898	357
Total	$ 17,228	$ 13,170	$ 6,632